Taxation - Schedule of Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Reconciliation of Tax Rate [Abstract]
Profit before taxation	$ 108,507		$ 14,495		$ 8,881
Taxation expense at statutory rate	6,590	[1]	7,136	[1]	2,456
Nondeductible expenses:
Intermediary money transfer tax	126		158		70
Disallowed entertainment and staff welfare cost	9		50		14
Credit loss allowances on intergroup receivables			381		1,423
Loss on asset disposal					63
Remeasurement of financial guarantee			(522)		(92)
Penalties and interest	122		58		183
Death benefit			25		24
Stock obsolescence			43
Disallowed costs			41
Other					27
Withholding taxes on dividend	(153)		1,050
Deferred tax assets not recognized	633		2,487		792
Change in tax rate					294
Taxation expense	$ 7,327		$ 10,907		$ 5,254

[1]	The effective statutory rates are 25.75% for the How Mine, Redwing Mine, and Mazowe Mine entities, 19% for BMC entity, and 0% for Namib Minerals and Greenstone Corporation.